Retirement Plans - Amounts Recognized in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Pension Plan
Amortization of:
Net actuarial loss	$ 0.7
Amounts arising during the period:
Net actuarial gain	10.9
Total	11.6
Other Postretirement Benefit Plan
Amortization of:
Net actuarial loss	0.0
Amounts arising during the period:
Net actuarial gain	0.3
Total	$ 0.3